Supplemental Information on Oil And Gas Producing Activities (Unaudited) - Summary of Changes in YPF's Net Proved Reserves (Detail)	12 Months Ended
	Dec. 31, 2025 MBbls MMBbls Bcf	Dec. 31, 2024 MBbls MMBbls Bcf	Dec. 31, 2023 MMBbls Bcf
Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Purchase of minerals in place	4
Worldwide [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	548	546	606
Revisions of previous estimates	(38)	10	(63)
Extensions and discoveries	286	99	75
Improved recovery	5	(2)	17
Purchase of minerals in place	4
Sale of minerals in place	(34)	(11)
Production for the year	(93)	(94)	(89)
Ending balance	678	548	546
Beginning balance	69	74	77
Revisions of previous estimates	6	(1)	5
Extensions and discoveries	16	12	8
Sale of minerals in place	(1)
Production for the year	(16)	(16)	(16)
Ending balance	74	69	74
Beginning balance | Bcf	2,688	2,536	2,826
Revisions of previous estimates | Bcf	(148)	(144)	(80)
Extensions and discoveries | Bcf	899	781	257
Improved recovery			0
Purchase of minerals in place | Bcf	49
Sale of minerals in place	(35)	(1)
Production for the year | Bcf	(467)	(484)	(467)
Ending balance | Bcf	2,986	2,688	2,536
Beginning balance	1,096	1,072	1,187
Revisions of previous estimates	(58)	(17)	(72)
Extensions and discoveries	462	250	127
Improved recovery	5	(2)	17
Purchase of minerals in place	12
Sale of minerals in place	(41)	(11)
Production for the year	(192)	(196)	(187)
Ending balance	1,284	1,096	1,072
Worldwide [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	284	263	262
Ending balance	315	284	263
Beginning balance	44	41	36
Ending balance	42	44	41
Beginning balance | Bcf	1,627	1,656	1,637
Ending balance | Bcf	1,597	1,627	1,656
Beginning balance	618	599	590
Ending balance	642	618	599
Worldwide [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	264	283	344
Ending balance	363	264	283
Beginning balance	25	33	41
Ending balance	32	25	33
Beginning balance | Bcf	1,061	880	1,189
Ending balance | Bcf	1,389	1,061	880
Beginning balance	478	473	597
Ending balance	642	478	473
Worldwide [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	548	546	606
Ending balance	678	548	546
Beginning balance	69	74	77
Ending balance	74	69	74
Beginning balance | Bcf	2,688	2,536	2,826
Ending balance | Bcf	2,986	2,688	2,536
Beginning balance	1,096	1,072	1,187
Ending balance	1,284	1,096	1,072
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	284	263	262
Ending balance	315	284	263
Beginning balance	44	41	36
Ending balance	42	44	41
Beginning balance | Bcf	1,627	1,656	1,637
Ending balance | Bcf	1,597	1,627	1,656
Beginning balance	618	599	590
Ending balance	642	618	599
Worldwide [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	264	283	344
Ending balance	363	264	283
Beginning balance	25	33	41
Ending balance	32	25	33
Beginning balance | Bcf	1,061	880	1,189
Ending balance | Bcf	1,389	1,061	880
Beginning balance	478	473	597
Ending balance	642	478	473
Argentina [member] | Consolidated entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	548	546	606
Revisions of previous estimates	(38)	10	(63)
Extensions and discoveries	286	99	75
Improved recovery	5	(2)	17
Sale of minerals in place	(34)	(11)
Production for the year	(93)	(94)	(89)
Ending balance	678	548	546
Beginning balance	69	74	77
Revisions of previous estimates	6	(1)	5
Extensions and discoveries	16	12	8
Sale of minerals in place	(1)
Production for the year	(16)	(16)	(16)
Ending balance	74	69	74
Beginning balance | Bcf	2,688	2,536	2,826
Revisions of previous estimates | Bcf	(148)	(144)	(80)
Extensions and discoveries | Bcf	899	781	257
Improved recovery			0
Purchase of minerals in place | Bcf	49
Sale of minerals in place	(35)	(1)
Production for the year | Bcf	(467)	(484)	(467)
Ending balance | Bcf	2,986	2,688	2,536
Beginning balance	1,096	1,072	1,187
Revisions of previous estimates	(58)	(17)	(72)
Extensions and discoveries	462	250	127
Improved recovery	5	(2)	17
Purchase of minerals in place	12
Sale of minerals in place	(41)	(11)
Production for the year	(192)	(196)	(187)
Ending balance	1,284	1,096	1,072
Argentina [member] | Consolidated entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	284	263	262
Ending balance	315	284	263
Beginning balance	44	41	36
Ending balance	42	44	41
Beginning balance | Bcf	1,627	1,656	1,637
Ending balance | Bcf	1,597	1,627	1,656
Beginning balance	618	599	590
Ending balance	642	618	599
Argentina [member] | Consolidated entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	264	283	344
Ending balance	363	264	283
Beginning balance	25	33	41
Ending balance	32	25	33
Beginning balance | Bcf	1,061	880	1,189
Ending balance | Bcf	1,389	1,061	880
Beginning balance	478	473	597
Ending balance	642	478	473
Argentina [member] | Consolidated and equity-accounted entities [Member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	548	546	606
Ending balance	678	548	546
Beginning balance	69	74	77
Ending balance	74	69	74
Beginning balance | Bcf	2,688	2,536	2,826
Ending balance | Bcf	2,986	2,688	2,536
Beginning balance	1,096	1,072	1,187
Ending balance	1,284	1,096	1,072
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, developed [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	284	263	262
Ending balance	315	284	263
Beginning balance	44	41	36
Ending balance	42	44	41
Beginning balance | Bcf	1,627	1,656	1,637
Ending balance | Bcf	1,597	1,627	1,656
Beginning balance	618	599	590
Ending balance	642	618	599
Argentina [member] | Consolidated and equity-accounted entities [Member] | Proved reserves, undeveloped [member]
Disclosure of information about consolidated structured entities [Line Items]
Beginning balance	264	283	344
Ending balance	363	264	283
Beginning balance	25	33	41
Ending balance	32	25	33
Beginning balance | Bcf	1,061	880	1,189
Ending balance | Bcf	1,389	1,061	880
Beginning balance	478	473	597
Ending balance	642	478	473